Acquisition of Navios Midstream - Schedule of Amortization of Favourable Lease Terms (Table) (Details) - USD ($) $ in Thousands	11 Months Ended
	Dec. 13, 2018	Dec. 31, 2018
Business Combinations [Abstract]
Weighted Average Amortization (years)	7 years
Amorrtization per Year		$ (5,275)